Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Noncurrent Assets [Line Items]
Prepayments	$ 356	$ 555
Unamortized deferred financing costs	5,692	6,222
Other non-current assets	77	707
Total other non-current assets	$ 6,125	$ 7,484